UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund

Portfolio of Investments

June 30, 2007 (unaudited)

COMMON STOCKS — LONG	Shares or Principal Amount	Value

ENERGY — 19.5%
Chevron Corporation	275,000	$23,166,000
ConocoPhillips†	933,800	73,303,300
ENSCO International Incorporated†	1,160,000	70,771,600
GlobalSantaFe Corp.	412,000	29,767,000
National Oilwell Varco, Inc.*	214,000	22,307,360
Patterson-UTI Energy, Inc.	1,000,000	26,210,000
Plains Exploration & Production Co.*	130,000	6,215,300
Rowan Companies, Inc.	730,000	29,915,400
		$281,655,960
RETAILING — 6.5%
Charming Shoppes, Inc. *	1,556,000	$16,851,480
Circuit City Stores, Inc.	722,200	10,890,776
The Finish Line, Inc. (Class A)	414,900	3,779,739
Foot Locker, Inc.	814,000	17,745,200
Ross Stores, Inc.	221,500	6,822,200
Wal-Mart Stores, Inc.	455,400	21,909,294
Zale Corporation*	650,000	15,476,500
		$93,475,189
INDUSTRIAL PRODUCTS — 4.1%
AGCO Corporation*†	457,200	$19,847,052
Alfa Laval AB	278,500	16,899,380
Owens Corning*	200,000	6,726,000
Trinity Industries, Inc.	375,150	16,334,031
		$59,806,463
AUTOMOTIVE — 3.8%
Magna International Inc. (Class A)†	350,000	$31,846,500
Navistar International Corporation*	345,500	22,803,000
		$54,649,500
FINANCIAL SERVICES — 3.5%
Assurant, Inc.†	770,000	$45,368,400
Interactive Data Corporation	175,000	4,686,500
		$50,054,900
UTILITIES — 3.3%
PG&E Corporation	160,000	$7,248,000
Reliant Energy, Inc.*	1,520,000	40,964,000
		$48,212,000
SERVICE — 3.2%
BearingPoint, Inc.*	900,000	$6,579,000
The Brink's Company	257,500	15,936,675
G&K Services, Inc.	306,600	12,113,766
Oesterreichische Post AG	250,000	11,120,000
		$45,749,441
CONSUMER NON-DURABLE GOODS — 2.6%
Koninklijke Philips Electronics N.V.	820,000	$34,702,400
WestPoint International, Inc.*‡(1)	316,391	3,334,761
		$38,037,161
AIRLINES — 2.1%
ACE Aviation Holdings Inc.	695,800	$17,582,866
Aeroplan Income Fund	540,807	10,745,835
Jazz Air Income Fund	225,377	1,739,911
		$30,068,612
ENTERTAINMENT — 1.1%
EMI Group PLC	3,000,000	$16,140,000

MULTI-INDUSTRY — 1.1%
Onex Corporation	441,400	$15,418,102
TECHNOLOGY — 0.9%
Komag, Incorporated*	402,000	$12,819,780
REAL ESTATE — 0.7%
Ventas, Inc.	280,000	$10,150,000
INVESTMENT COMPANIES — 0.4%
Ares Capital Corporation	335,300	$5,649,805
OTHER COMMON STOCKS — 1.4%		$19,831,144
TOTAL COMMON STOCKS — 54.2% (Cost $491,257,183)		$781,718,057

PREFERRED STOCKS — 1.5%
General Motors Corporation (Series B) — 5.25%	601,200	$13,286,520
The Mills Corporation (Series G) — 7.875%*	224,300	5,607,500
Pennsylvania REIT Investment Trust — 11%	45,000	2,372,400
TOTAL PREFERRED STOCKS (Cost $17,730,447)		$21,266,420

BONDS & DEBENTURES

SHORT-TERM U.S. GOVERNMENT — 6.9%
U.S. Treasury Bill — 4.73% 8/16/07	$50,000,000	$49,714,375
U.S. Treasury Bill — 4.675% 9/6/07	50,000,000	49,571,000
		$99,285,375
U.S. GOVERNMENT & AGENCIES — 4.1%
Federal National Mortgage Association — 7.5% 2028	$105,918	$110,169
U.S. Treasury Note — 3.875% 2010†	15,000,000	14,580,465
U.S. Treasury Note — 4.375% 2010†	40,000,000	39,337,520
U.S. Treasury Inflation-Indexed Notes — 3.375% 2012†	5,236,875	5,404,005
		$59,432,159
CORPORATE BONDS & DEBENTURES — 3.9%
Blockbuster Inc. — 8.64% 2009 (revolving debt)‡	$640,000	$627,200
Dynegy-Roseton Danskamme — 7.27% 2010	1,000,000	1,020,000
Federal-Mogul Corporation — 7.82% 2030 (revolving debt)‡	2,942,363	2,927,651
Goodman Global Holdings, Inc. — 7.875% 2012	15,970,000	15,930,075
Sally Beauty Holdings, Inc. — 10.5% 2016‡	24,000,000	24,120,000
Tenet Healthcare Corporation — 9.875% 2014	8,000,000	7,870,000
Western Financial Bank — 9.625% 2012	2,950,000	3,167,415
		$55,662,341
INTERNATIONAL GOVERNMENT & AGENCIES — 0.3%
France OATei — 3% 2012	$3,357,840	$4,670,964
TOTAL BONDS & DEBENTURES — 15.2% (Cost $217,154,776)		$219,050,839

TOTAL INVESTMENT SECURITIES — 70.9% (Cost $726,142,406)		$1,022,035,316

SHORT-TERM INVESTMENTS — 33.5%
Short-Term Corporate Notes:
Rabobank USA Financial Corporation — 5.32% 7/2/07	$62,632,000	$62,622,744
General Electric Capital Corporation — 5.23% 7/2/07	70,000,000	69,989,831
Toyota Motor Credit Corporation — 5.22% 7/3/07	50,000,000	49,985,500
Citigroup Funding Corporation — 5.25% 7/10/07	45,366,000	45,306,457
Barclays U.S. Funding, Inc. — 5.225% 7/13/07	46,000,000	45,919,883
International Lease Finance Corporation — 5.235% 7/17/07	50,000,000	49,883,667
American General Finance Corporation — 5.24% 7/24/07	45,000,000	44,849,350
AIG Funding, Inc. — 5.24% 7/27/07	60,000,000	59,772,933
General Electric Capital Services, Inc. — 5.24% 8/1/07	55,000,000	54,751,828
TOTAL SHORT-TERM INVESTMENTS (Cost $483,082,193)		$483,082,193

TOTAL INVESTMENTS — 104.4% (Cost $1,209,224,599)		$1,505,117,509

COMMON STOCKS — SHORT — (6.0)% (Proceeds $75,350,784)
Aeroplan Income Fund	(298,200)	$(5,925,234)
Alliance Data Systems Corporation*	(15,600)	(1,205,568)
American Capital Strategies, Ltd.	(121,000)	(5,144,920)
AMR Corporation*	(117,100)	(3,085,585)
AutoNation, Inc.*	(128,200)	(2,876,808)
Baker Hughes Incorporated	(60,000)	(5,047,800)
Brunswick Corporation	(109,000)	(3,556,670)
Coldwater Creek Inc.*	(176,400)	(4,097,772)
Deere & Company	(13,700)	(1,654,138)
General Motors Corporation	(70,100)	(2,649,780)
Greater Bay Bancorp	(20,000)	(556,800)
Jarden Corporation*	(102,900)	(4,425,729)
Jazz Air Income Fund	(131,600)	(1,015,952)
Landry's Restaurants, Inc.	(124,900)	(3,779,474)
Lexmark International, Inc. — A*	(100,000)	(4,931,000)
L. G. Philips LCD Cp., Ltd. (ADR)*	(164,000)	(3,711,320)
LUKOIL OAO (ADR)	(61,900)	(4,716,780)
Marvel Enterprises, Inc.*	(172,300)	(4,390,204)
MBIA Inc.	(52,000)	(3,235,440)
Taiwan Semiconductor Manufacturing Company Limited (ADR)	(288,033)	(3,205,807)
Target Corporation	(99,300)	(6,315,480)
TCF Financial Corporation	(130,800)	(3,636,240)
Tiffany & Co.	(108,600)	(5,762,316)
West Marine, Inc.*	(115,000)	(1,582,400)
TOTAL COMMON STOCKS SHORT		$(86,509,217)

Other assets less liabilities, net — 1.6%		$22,346,833
TOTAL NET ASSETS — 100.0% (A)		$1,440,955,125

†	Security segregated as collateral for common stocks sold short.

*	Non-income producing securities

‡	Restricted securities. These securities constituted 2.2% of total net assets at June 30, 2007.

(1)	The WestPoint International, Inc. equity holding is illiquid and has been valued by the Board of Trustees in accordance with the Fund's fair value procedures.

(A)	The aggregate cost of investments and proceeds from securities sold short also approximate the aggregate cost and proceeds for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$323,830,890
Gross unrealized depreciation:	(39,096,413)
Net unrealized appreciation:	$284,734,477

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)	Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer

Date: August 28, 2007

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: August 28, 2007